Accrued Stock-Based Consulting Expenses Due to Related Party (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock based consulting expenses			$ 0
Stock based consulting expenses	$ 1,068,000		$ 4,427,000		$ 3,601,987
Sadot LLC [Member]
Equity method investment ownership percentage	80.00%		80.00%		80.00%